Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Sales	$ 664,896	$ 1,056,347	$ 1,411,904	$ 2,478,430	$ 4,455,186	$ 10,287,214
Cost of Goods Sold	455,041	778,464	735,241	1,967,996	3,351,438	9,191,809
Gross Profit	209,855	277,883	676,663	510,434	1,103,748	1,095,405
Operating Expenses:
Selling, general, and administrative expenses	698,573	736,870	1,486,879	1,448,324	2,830,140	3,019,292
Depreciation	2,458	2,772	4,916	5,544
Amortization and depreciation					11,088	276,276
Intangibles impairment						3,420,624
Total Operating Expenses	701,031	739,642	1,491,795	1,453,868	2,841,228	6,716,192
Loss from Operations	(491,176)	(461,759)	(815,132)	(943,434)	(1,737,480)	(5,620,787)
Other Income (Expenses):
Gain (loss) on change in fair market value of derivative	22,840		(25,160)
Other income				11,113
Gains on debt extinguishment	572,465		1,365,988	146,375	992,592	(57,623)
Interest and financing costs	(314,115)	(392,461)	(715,136)	(735,117)	1,598,246	1,527,262
Derivative expenses						24,733
Total Other Income (Expenses)	281,190	(392,461)	625,692	(577,629)	2,590,838	1,494,372
Net Loss before Provision for Income Tax	(209,986)	(854,220)	(189,440)	(1,521,063)	4,328,318	(7,115,159)
Provision for Income Tax
Net Loss	$ (209,986)	$ (854,220)	$ (189,440)	$ (1,521,063)	$ (4,328,318)	$ (7,115,159)
Basic and Diluted Loss Per Share	$ (0.00)	$ (0.22)	$ 0.00	$ (0.42)	$ (0.05)	$ (2.72)
Weighted Average Number of Common Shares Outstanding:
Basic and diluted	1,400,878,070	3,940,276	1,044,359,997	3,662,376	93,011,260	2,615,437